INCOME TAXES (Summary of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Balance at the beginning of the year	¥ 72,271	¥ 37,521	¥ 28,583
Additions of valuation allowance	97,776	38,976	13,118
Reduction of valuation allowance	(504)	(4,226)	(4,180)
Balance at the end of the year	¥ 169,543	¥ 72,271	¥ 37,521